Independent Investigation and Restatement - Narrative (Details) $ in Thousands, $ in Millions				1 Months Ended		12 Months Ended
	May 01, 2024 USD ($)	Nov. 13, 2023 USD ($)	Jan. 01, 2022 USD ($)	Nov. 20, 2018 USD ($)	Nov. 20, 2018 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2012 USD ($)
Schedule of Restatement [Line Items]
Loan amounts		$ 700		$ 35,000	$ 200,434
Interest payments												$ 2,500
Reduction in financial expenses							$ 300	$ 200
Exchange for commissions											$ 4,000
Remaining balance of impairment							839	839
Impairment of accounts receivable							799	799
Gain(loss) for foreign exchange							245	118
Outstanding receivables							2,099	2,099
Other comprehensive income (loss) for foreign exchange translation adjustment							3,317	1,632
Revenue from sale of goods										$ 13,000
Gain (loss) for foreign exchange							1,685	1,268
Adjustments for increase (decrease) in accounts payable								13,090
Accounts receivable			$ (847)				(1,907)
Exchange difference expenses							302	227
Improper revenue						$ 3,900
Advanced payment							1,007	1,699
Selling and marketing expenses							849	182
Discount amount							518
Increase (decrease) in selling and marketing expenses							749	(137)
Foreign exchange rate gain (loss)							303	407
Other comprehensive income for foreign exchange translation adjustment								30
Improper revenue recognition									$ 548
Decrease in trade and other receivables							448	448
Impairment of trade receivables							122	202
Foreign exchange difference expense							87	77
Adjustments for decrease (increase) in accounts receivable							(5,077)	314
Cost of sales decreased							1,930	425
Accumulated decrease (increase) in inventories							4,435	2,475
Advance from Customer							363
Increase (decrease) in maintenance expenses							177	475
Short-term loans							373	149,677
Long-term loans							758	149,677
Operating cash flows adjustment							1,131
Reclassification of accounts payable to suppliers to financing liabilities							1,131
Increase (decrease) in income tax expense							467	234
Increase in financial expenses for penalties and interest							145	171
Accumulated increase in trade and other payables			731				1,087
Increase in current tax liabilities			537				793
Deferred tax expense							(162)	727
Deferred tax assets increased			623				511
Decrease in deferred tax liabilities			1,125				1,075
Increase (decrease) in administrative expenses							390	499
Write-off of inventories			349				1,504
Property, plant and equipment			1,189				2,191
Increase (decrease) revenue for development services							(1,058)	(877)
Increase (decrease) in discounts payable							(972)	972
Finance expense						21,128	(37,926)	78,839
Increase in accumulated other comprehensive income			409				605
Increase In noncurrent other liabilities			2,329
Increase in current other liabilities			185
Related Party Loan 2012
Schedule of Restatement [Line Items]
Loan amounts		$ 2,500
Related Party Loan 2012 | Independent Investigation
Schedule of Restatement [Line Items]
Loan amounts	$ 2,500
Increase (decrease) due to corrections of prior period errors one
Schedule of Restatement [Line Items]
Retained earnings (accumulated deficit)							1,346	429
Other comprehensive income (loss) for foreign exchange translation adjustment							331	86
Adjustments for increase (decrease) in accounts payable							13,090
Increase (decrease) retained earnings							14,722	13,454
Issuance of debit notes						$ 1,500
Increase (decrease) in accounts payable							1,552	1,552
Other comprehensive income for the foreign exchange translation adjustment, net of tax							677	375
Increase (decrease) in revenue							(169)	(891)
Trade and other receivables							1,526	1,699
Increase (decrease) in selling and marketing expenses							977	1,073
Other comprehensive income for foreign exchange translation adjustment							440	137
Adjustments for decrease (increase) in accounts receivable			23,390				23,393
Cost of sales decreased							346	63
Accumulated decrease (increase) in trade accounts receivable							10,375	6,108
Increase (decrease) in accumulated deficit							3,170	3,861
Increase (decrease) in net revenue							1,362	(419)
Deferred tax assets increased			779
Increase (decrease) in administrative expenses							(1,798)	(9)
Increase in total assets			40				(29)
Total liabilities			308				477
Deficit			(211)				(249)
Income							257	57
Increase (decrease) due to corrections of prior period errors two
Schedule of Restatement [Line Items]
Adjustments for increase (decrease) in accounts payable							816	772
Increase (decrease) retained earnings							1,927	1,700
Increase (decrease) in selling and marketing expenses							209	25
Other comprehensive income for foreign exchange translation adjustment							81	27
Accumulated decrease (increase) in trade accounts receivable							4,607	3,215
Increase (decrease) in accumulated deficit							3,245	3,664
Increase (decrease) in net revenue							(612)	4,521
Increase (decrease) in income tax expense							814	(121)
Deficit			1,021				1,748
Finance expense								158
Increase (decrease) due to corrections of prior period errors three
Schedule of Restatement [Line Items]
Other comprehensive income (loss) for foreign exchange translation adjustment			30				27
Adjustments for increase (decrease) in accounts payable							492	492
Increase (decrease) retained earnings							2,808	2,583
Other comprehensive income for foreign exchange translation adjustment							13	118
Accumulated decrease (increase) in trade accounts receivable							3,670	4,428
Increase (decrease) in accumulated deficit							4,521
Deficit							877
Increase (decrease) due to corrections of prior period errors four
Schedule of Restatement [Line Items]
Other comprehensive income (loss) for foreign exchange translation adjustment			13				(3)
Adjustments for increase (decrease) in accounts payable							1,131
Increase (decrease) retained earnings							364	488
Other comprehensive income for foreign exchange translation adjustment							239	93
Increase (decrease) in accumulated deficit							792	317
Deficit			2,011				2,144
Increase (decrease) due to corrections of prior period errors five
Schedule of Restatement [Line Items]
Other comprehensive income for foreign exchange translation adjustment							153	20
Increase (decrease) in accumulated deficit							855	785
Deficit			$ 856				1,268
Increase (decrease) due to corrections of prior period errors six
Schedule of Restatement [Line Items]
Increase (decrease) retained earnings							362
Other comprehensive income for foreign exchange translation adjustment							448	363
Increase (decrease) due to corrections of prior period errors seven
Schedule of Restatement [Line Items]
Other comprehensive income for foreign exchange translation adjustment							$ 85	$ 70